EQUITY (Detail Textuals) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2009 Common Stock USD ($)	Dec. 31, 2009 Common Stock CNY	Dec. 31, 2012 Convertible preferred stock USD ($)	Dec. 31, 2012 Treasury stock	Dec. 31, 2011 Treasury stock	Dec. 31, 2010 Treasury stock
Class of Stock [Line Items]
Number of common shares repurchased	424,940	424,940
Aggregate cost of common shares repurchased	$ 0.8	6.8
Treasury shares issued to employees				12,000		4,000
Distribution of assets per share			$ 2.188
Preferred stock conversion ratio in to common stock			1-to-1
Number of shares converted			1